PENSION AND OTHER POSTRETIREMENT BENEFITS - Accumulated Other Comprehensive (Income) Loss Associated With Other Postretirement Benefit Plans (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Pension ongoing income—non-service | U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	$ 0	$ 0
Net actuarial (gain) loss	1,613	729
Net amount recognized	1,613	729
Pension ongoing income—non-service | Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	35	34
Net actuarial (gain) loss	364	315
Net amount recognized	399	349
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service (credit) cost	(7)	(18)
Net actuarial (gain) loss	(46)	(64)
Net amount recognized	$ (53)	$ (82)